11. Repurchase Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Repurchase Agreements [Abstract]
Securities sold under agreements to repurchase	$ 29,644,615	$ 34,149,608
Book value of collateral of agreement	33,275,039	40,625,821
Fair value of collateral of agreement	33,235,708	40,886,059
Average daily balance of repurchase agreements	28,537,504	26,383,409
Maximum borrowings outstanding on repurchase agreement	$ 34,539,586	$ 34,149,608
Weighted average interest rate on repurchase agreement	0.39%	0.55%